Stockholders' deficiency (Detail Textuals 8)				3 Months Ended
	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Series of subscription agreements Accredited investors USD ($) Warrant Stock_Warrant_Unit
Stockholders Equity Note [Line Items]
Number of units sold under private offering				13,125,002
Sale of units, Price per unit (in dollars per unit)				0.80
Proceeds from issuance of Private Offering				$ 10,500,000
Number of share of common stock consist in each offering unit				1
Number of warrant consist in each offering unit				1
Term of warrants				5 years
Exercise price of warrant	0.50	0.50	0.50	0.80